EQUITY METHOD INVESTMENTS (Details) (USD $)	12 Months Ended			1 Months Ended		3 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Jan. 31, 2013	Sep. 30, 2013	Mar. 31, 2013	Oct. 31, 2014 vessel	Dec. 31, 1994 tanker	Oct. 31, 2013	Oct. 02, 2014
Schedule of Equity Method Investments [Line Items]
Number of oil tankers acquired									3
Chevron holds options to purchase each vessel on April 1, 2015									$ 1
Treasury Stock, Shares	6,800,000
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Payments to Acquire Interest in Subsidiaries and Affiliates	0	6,001,000	13,298,000
Cash dividends received from equity method investees	2,000,000	0	0
Stock dividends received from equity method investees	0	1,300,000	0
CalPetro Tankers (Bahamas I) Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	0.00%	100.00%
CalPetro Tankers (Bahamas II) Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	0.00%	100.00%
CalPetro Tankers (IOM) Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	0.00%	100.00%
VLCC Chartering Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	50.00%	0.00%
Frontline 2012 Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	5.60%	5.40%
Issuance ratio, number of shares held in equity method investee										124.55
Frontline 2012 Ltd [Member] | Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)		7.90%		5.40%	6.30%	5.40%
Shares issued				34,100,000	59,000,000
Common Stock, Par or Stated Value Per Share				$ 2.00		$ 2.00
Subscription price of ordinary shares issued (in dollars per share)				$ 6.60	$ 5.25	$ 6.60
Number of shares allocated in transaction in shares					1,143,000
Payments to Acquire Interest in Subsidiaries and Affiliates					6,000,000
Equity method investment, gain loss on dilution of ownership						4,700,000	5,200,000
Fair value of equity method investments	71,300,000	109,900,000
Undistributed earnings from equity method investees	15,700,000	13,100,000
Orion Tankers Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)		50.00%
Equity Method Investment, Amount Sold					242,000
Avance Gas [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares allocated in transaction in shares										108,069
Value of shares allocated in transaction in Dollars										1,300,000
Issuance ratio, number of shares issued per share holding in equity method investee										1
Significant Subsidiary Frontline 2012 [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Current assets	417,985,000	480,177,000
Non current assets	2,083,783,000	1,193,803,000
Current liabilities	232,877,000	108,852,000
Non current liabilities	821,541,000	501,971,000
Net operating revenues	275,258,000	133,900,000	140,849,000
Net operating income	46,731,000	65,755,000	25,673,000
Net loss	84,511,000	69,499,000	8,055,000
Variable Interest Entities CalPetro Bahamas B1, CalPetro Bahamas BII, CalPetro IOM [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Current assets	0	15,457,000
Non current assets	0	5,132,000
Current liabilities	0	9,981,000
Non current liabilities	0	9,525,000
Net operating revenues	931,000	1,651,000	2,473,000
Net operating income	691,000	1,353,000	2,155,000
Net loss	(585,000)	(538,000)	(544,000)
Altair Voyager, Cygnus Voyager and Sirius Voyager [Member]
Schedule of Equity Method Investments [Line Items]
Vessel sold								3
Variable Interest Entities CalPetro Bahamas B1, CalPetro Bahamas BII, CalPetro IOM [Member]
Schedule of Equity Method Investments [Line Items]
Cash in VIE's											1,300,000
Restricted cash											700,000
VLCC Chartering Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire investment								200
Variable Interest Entity, Primary Beneficiary | Variable Interest Entities CalPetro Bahamas B1, CalPetro Bahamas BII, CalPetro IOM [Member]
Schedule of Equity Method Investments [Line Items]
Cash in VIE's								1,300,000
Restricted cash								700,000